LOAN	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
LOAN [Text Block]

5.           LOAN

In May 2020, the Company received a $28,668 (Cdn$40,000) line of credit ("CEBA LOC") with Toronto-Dominion Bank under the Canada Emergency Business Account ("CEBA") program funded by the Government of Canada. The CEBA LOC is non-interest bearing and can be repaid at any time without penalty.

On January 1, 2021, the outstanding balance of the CEBA LOC automatically converted to a 2-year interest free term loan ("CEBA Term Loan"). The CEBA Term Loan may be repaid at any time without notice or the payment of any penalty. If 75% of the CEBA Term Loan is repaid on or before December 31, 2022, the repayment of the remining 25% of such CEBA Term Loan shall be forgiven. If on December 31, 2022, the Company exercises the option for a 3-year extension, 5% interest during the term extension period will aply on any balance remaining.

The Company recorded the CEBA LOC upon initial recognition at its fair value of $23,584 (Cdn$32,906) as at May 5th, 2020 using an effective interest rate of 3.45%. The difference of $5,084 between the fair value and the total amount of the CEBA LOC received has been recorded as a fair value gain on loans advanced in the consolidated statement of income (loss) and comprehensive income (loss). During the year ended December 31, 2021, interest of $897 has been accreted on the CEBA LOC and is included within "other income including government assistance" in the consolidated statement of income (loss) and comprehensive income (loss) (years ended December 31, 2020 and 2019 - $598 and $Nil, respectively).

As at December 31, 2021, the CEBA LOC is valued at $25,079 (Cdn$31,794) (December 31, 2020 - $24,182 (Cdn$ 30,789)).